OPTIONS AND WARRANTS	9 Months Ended
Sep. 30, 2011
OPTIONS AND WARRANTS
6.  OPTIONS AND WARRANTS

On May 15, 2008, the Board of Directors approved the Waytronx, Inc. 2008 Equity Incentive Plan (“2008 Plan”) for 1,500,000 shares of the Company’s common stock. The 2008 Plan provides for the issuance of stock options to attract, retain and motivate employees, to encourage employees, directors and independent contractors to acquire an equity interest in the Company, to make monetary payments to certain employees based upon the value of the Company’s stock and provide employees, directors and independent contractors with an incentive to maximize the success of the Company and further the interest of the shareholders. The 2008 Plan provides for the issuance of Incentive Stock Options and Non Statutory Options. The Administrator of the plan shall determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2008 Plan have a maximum duration of 10 years.

At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000. All of these shares have been registered under Form S-8.

The 2008 Equity Incentive Plans is intended to: (a) provide incentive to employees of the Company and its affiliates to stimulate their efforts toward the continued success of the Company and to operate and manage the business in a manner that will provide for the long-term growth and profitability of the Company; (b) encourage stock ownership by employees, directors and independent contractors by providing them with a means to acquire a proprietary interest in the Company by acquiring shares of Stock or to receive compensation which is based upon appreciation in the value of Stock; and (c) provide a means of obtaining and rewarding employees, directors, independent contractors and advisors.

The 2008 Equity Incentive Plans provide for the issuance of incentive stock options (ISOs) and Non Statutory Options (NSOs) to employees, directors and independent contractors of the Company. The Board shall determine the exercise price per share in the case of an ISO at the time an option is granted and such price shall be not less than the fair market value or 110% of fair market value in the case of a ten percent or greater stockholder. In the case of an NSO, the exercise price shall not be less than the fair market value of one share of stock on the date the option is granted. Unless otherwise determined by the Board, ISOs and NSOs granted under the both plans have a maximum duration of 10 years.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies. The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the Board. Pursuant to a January 8, 2009 board resolution the 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of $0.001 par value common stock. The Compensation Committee was appointed as the Plan Administrator to manage the plan. On October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders. The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2009 Plan have a maximum duration of 10 years.

At December 31, 2010, there were 3,492,382 non-vested stock options. The fair value of each stock option is estimated on the date of grant using a Black Scholes Pricing Model. During the nine months ended September 30, 2011, the Company granted no stock options.

The following information is presented for the stock option activity for the nine months ended September 30, 2011:

	Number of		Weighted Average
	Warrants and	Weighted Average	Remaining
	Options	Exercise Price	Contract Life
Outstanding at December 31, 2010	8,801,155	$0.25	8.37 Years
Exercised	(30,000)	$0.19
Expired	(195,000)	$0.03
Forfeited	-	$-
Granted	-	$-
Outstanding at September 30, 2011	8,576,155	$0.25	7.79 Years
Outstanding exercisable at September 30, 2011	5,245,773	$0.23	7.84 Years

The weighted average fair value of options granted during the periods are as follows:

	2011		2010
Exercise price lower than the market price	$	N/A	$	N/A
Exercise price equaled the market price	$	N/A	$	N/A
Exercise price exceeded the market price	$	N/A		$0.19
Exercise price exceeded the market price	$	N/A	$	N/A

The following information is presented for the warrant activity for the nine months ended September 30, 2011:

			Weighted Average
	Number of	Weighted Average	Remaining
	Warrants	Exercise Price	Contract Life
Outstanding at December 31, 2010	12,499,028	$0.12	0.48 Years
Exercised	(5,000,000)	$0.01
Expired	(7,196,893)	$0.20
Forfeited	-	$-
Granted	-	$-
Outstanding at September 30, 2011	302,135	$0.01	0.87 Years
Outstanding exercisable at September 30, 2011	302,135	$0.01	0.87 Years